Provisions for employees' benefits - Credit ratings of the issuers and counterparties in assets (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans
Plan assets, at fair value	$ 11,730,776	$ 12,011,267
AAA
Disclosure of defined benefit plans
Plan assets, at fair value	6,696,147	4,567,823
Nation
Disclosure of defined benefit plans
Plan assets, at fair value	4,292,768	4,037,150
AA+
Disclosure of defined benefit plans
Plan assets, at fair value	343,639	323,613
AA
Disclosure of defined benefit plans
Plan assets, at fair value	124,386	155,628
F1+
Disclosure of defined benefit plans
Plan assets, at fair value	45,233	64,624
BRC1+
Disclosure of defined benefit plans
Plan assets, at fair value	32,022	15,506
BB+
Disclosure of defined benefit plans
Plan assets, at fair value	0	407,183
BBB-
Disclosure of defined benefit plans
Plan assets, at fair value	0	164,034
BAA2
Disclosure of defined benefit plans
Plan assets, at fair value	0	23,864
BBB+
Disclosure of defined benefit plans
Plan assets, at fair value	0	24,796
AA-
Disclosure of defined benefit plans
Plan assets, at fair value	0	18,836
BAA1
Disclosure of defined benefit plans
Plan assets, at fair value	0	16,728
A+
Disclosure of defined benefit plans
Plan assets, at fair value	0	9,499
A
Disclosure of defined benefit plans
Plan assets, at fair value	0	1,884
Other ratings
Disclosure of defined benefit plans
Plan assets, at fair value	114,539	985,554
Rating not available
Disclosure of defined benefit plans
Plan assets, at fair value	$ 82,042	$ 1,194,545